UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-09645
Columbia Funds Series Trust
(Exact name of registrant as specified in charter)

290 Congress Street
Boston, MA 02210
(Address of principal executive offices) (Zip code)

Daniel J. Beckman
c/o Columbia Management Investment Advisers, LLC
290 Congress Street
Boston, MA 02210

Ryan C. Larrenaga, Esq.
c/o Columbia Management Investment Advisers, LLC
290 Congress Street
Boston, MA 02210

(Name and address of agent for service)
Registrant's telephone number, including area code:
(800) 345-6611
Date of fiscal year end:
Last Day of

February
Date of reporting period:
February 28, 2025
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100

F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.
Item 1. Reports to Stockholders

Columbia Convertible Securities Fund
Class A / PACIX
Annual Shareholder Report | February 28, 2025
This annual shareholder report contains important information about Columbia Convertible Securities Fund (the Fund) for the period of March 1, 2024 to February 28, 2025. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$ 113	1.07%
Management's Discussion of Fund Performance
The performance of Class A shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Stock selection
| Selections in the industrials and health care sectors boosted the Fund’s relative results most during the annual period.
Allocations
| Overweight positions in the real estate sector buoyed relative Fund results during the annual period.
Individual holdings
| Positions in Insmed, Inc., a drug development company; Alibaba Group Holding Ltd., a multinational technology company; and BrightSpring Health Services, Inc., a comprehensive home and health services provider, were among the top contributors to Fund relative performance.
Top Performance Detractors
Stock selection
| Selections in the information technology and consumer discretionary sectors hurt the Fund’s relative results during the annual period.
Allocations
| Underweight positions in the utilities sector detracted from relative performance.
Individual holdings
| Positions in MicroStrategy, Inc., a technology company; CenterPoint Energy, Inc., a utility company; and Dexcom, Inc., a healthcare devices company, were among the top detractors to relative performance during the period.
Fund Performance
The following shows the change in value of a hypothetical $10,000 investment in Class A shares of the Fund during the stated time period.
Growth of $10,000
Average Annual Total Returns (%)	1 year	5 years	10 years
Class A (excluding sales charges)	10.43	8.88	8.39
Class A (including sales charges)	4.10	7.60	7.75
ICE BofA US Convertible Index	11.79	9.81	8.78
Russell 3000 ® Index (a)	17.53	16.12	12.36
(a)
Effective August 1, 2024, the Fund compares its performance to the Russell 3000
®
Index, a broad-based performance index as required by new regulatory requirements. The Fund’s performance also continues to be compared to its prior benchmark, which management believes more closely represents the market sectors and/or asset classes in which the Fund primarily invests.

Past performance does not guarantee future performance
. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit
columbiathreadneedleus.com/investment-products/mutual-funds
for more recent performance information.
Key Fund Statistics
Fund net assets	$ 1,155,616,958
Total number of portfolio holdings	120
Management services fees (represents 0.78% of Fund average net assets)	$ 9,427,157
Portfolio turnover for the reporting period	108%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
MicroStrategy, Inc. 12/01/2029 0.000%	2.8%
Boeing Co. (The) 10/15/2027 6.000%	2.8%
Nextera Energy, Inc. 11/01/2027 7.234%	2.3%
Lumentum Holdings, Inc. 06/15/2028 0.500%	1.9%
Live Nation Entertainment, Inc. 01/15/2030 2.875%	1.8%
Uber Technologies, Inc. 12/01/2028 0.875%	1.6%
Welltower OP LLC 07/15/2029 3.125%	1.6%
Bank of America Corp.7.250%	1.6%
Global Payments, Inc. 03/01/2031 1.500%	1.5%
Southern Co. (The) 06/15/2027 4.500%	1.3%
Asset Categories
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Convertible Securities Fund
Class C / PHIKX
Annual Shareholder Report | February 28, 2025
This annual shareholder report contains important information about Columbia Convertible Securities Fund (the Fund) for the period of March 1, 2024 to February 28, 2025. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class C	$ 191	1.82%
Management's Discussion of Fund Performance
The performance of Class C shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Stock selection
| Selections in the industrials and health care sectors boosted the Fund’s relative results most during the annual period.
Allocations
| Overweight positions in the real estate sector buoyed relative Fund results during the annual period.
Individual holdings
| Positions in Insmed, Inc., a drug development company; Alibaba Group Holding Ltd., a multinational technology company; and BrightSpring Health Services, Inc., a comprehensive home and health services provider, were among the top contributors to Fund relative performance.
Top Performance Detractors
Stock selection
| Selections in the information technology and consumer discretionary sectors hurt the Fund’s relative results during the annual period.
Allocations
| Underweight positions in the utilities sector detracted from relative performance.
Individual holdings
| Positions in MicroStrategy, Inc., a technology company; CenterPoint Energy, Inc., a utility company; and Dexcom, Inc., a healthcare devices company, were among the top detractors to relative performance during the period.
Fund Performance
The following shows the change in value of a hypothetical $10,000 investment in Class C shares of the Fund during the stated time period.
Growth of $10,000
Average Annual Total Returns (%)	1 year	5 years	10 years
Class C (excluding sales charges)	9.67	8.08	7.59
Class C (including sales charges)	8.67	8.08	7.59
ICE BofA US Convertible Index	11.79	9.81	8.78
Russell 3000 ® Index (a)	17.53	16.12	12.36
(a)
Effective August 1, 2024, the Fund compares its performance to the Russell 3000
®
Index, a broad-based performance index as required by new regulatory requirements. The Fund’s performance also continues to be compared to its prior benchmark, which management believes more closely represents the market sectors and/or asset classes in which the Fund primarily invests.

Past performance does not guarantee future performance
. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit
columbiathreadneedleus.com/investment-products/mutual-funds
for more recent performance information.
Key Fund Statistics
Fund net assets	$ 1,155,616,958
Total number of portfolio holdings	120
Management services fees (represents 0.78% of Fund average net assets)	$ 9,427,157
Portfolio turnover for the reporting period	108%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
MicroStrategy, Inc. 12/01/2029 0.000%	2.8%
Boeing Co. (The) 10/15/2027 6.000%	2.8%
Nextera Energy, Inc. 11/01/2027 7.234%	2.3%
Lumentum Holdings, Inc. 06/15/2028 0.500%	1.9%
Live Nation Entertainment, Inc. 01/15/2030 2.875%	1.8%
Uber Technologies, Inc. 12/01/2028 0.875%	1.6%
Welltower OP LLC 07/15/2029 3.125%	1.6%
Bank of America Corp.7.250%	1.6%
Global Payments, Inc. 03/01/2031 1.500%	1.5%
Southern Co. (The) 06/15/2027 4.500%	1.3%
Asset Categories
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Convertible Securities Fund
Institutional Class / NCIAX
Annual Shareholder Report | February 28, 2025
This annual shareholder report contains important information about Columbia Convertible Securities Fund (the Fund) for the period of March 1, 2024 to February 28, 2025. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$ 86	0.82%
Management's Discussion of Fund Performance
The performance of Institutional Class shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Stock selection
| Selections in the industrials and health care sectors boosted the Fund’s relative results most during the annual period.
Allocations
| Overweight positions in the real estate sector buoyed relative Fund results during the annual period.
Individual holdings
| Positions in Insmed, Inc., a drug development company; Alibaba Group Holding Ltd., a multinational technology company; and BrightSpring Health Services, Inc., a comprehensive home and health services provider, were among the top contributors to Fund relative performance.
Top Performance Detractors
Stock selection
| Selections in the information technology and consumer discretionary sectors hurt the Fund’s relative results during the annual period.
Allocations
| Underweight positions in the utilities sector detracted from relative performance.
Individual holdings
| Positions in MicroStrategy, Inc., a technology company; CenterPoint Energy, Inc., a utility company; and Dexcom, Inc., a healthcare devices company, were among the top detractors to relative performance during the period.
Fund Performance
The following shows the change in value of a hypothetical $10,000 investment in Institutional Class shares of the Fund during the stated time period.
Growth of $10,000
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional Class	10.73	9.16	8.66
ICE BofA US Convertible Index	11.79	9.81	8.78
Russell 3000 ® Index (a)	17.53	16.12	12.36
(a)
Effective August 1, 2024, the Fund compares its performance to the Russell 3000
®
Index, a broad-based performance index as required by new regulatory requirements. The Fund’s performance also continues to be compared to its prior benchmark, which management believes more closely represents the market sectors and/or asset classes in which the Fund primarily invests.

Past performance does not guarantee future performance
. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit
columbiathreadneedleus.com/investment-products/mutual-funds
for more recent performance information.
Key Fund Statistics
Fund net assets	$ 1,155,616,958
Total number of portfolio holdings	120
Management services fees (represents 0.78% of Fund average net assets)	$ 9,427,157
Portfolio turnover for the reporting period	108%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
MicroStrategy, Inc. 12/01/2029 0.000%	2.8%
Boeing Co. (The) 10/15/2027 6.000%	2.8%
Nextera Energy, Inc. 11/01/2027 7.234%	2.3%
Lumentum Holdings, Inc. 06/15/2028 0.500%	1.9%
Live Nation Entertainment, Inc. 01/15/2030 2.875%	1.8%
Uber Technologies, Inc. 12/01/2028 0.875%	1.6%
Welltower OP LLC 07/15/2029 3.125%	1.6%
Bank of America Corp.7.250%	1.6%
Global Payments, Inc. 03/01/2031 1.500%	1.5%
Southern Co. (The) 06/15/2027 4.500%	1.3%
Asset
Categories
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Convertible Securities Fund
Institutional 2 Class / COCRX
Annual Shareholder Report | February 28, 2025
This annual shareholder report contains important information about Columbia Convertible Securities Fund (the Fund) for the period of March 1, 2024 to February 28, 2025. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 2 Class	$ 82	0.78%
Management's Discussion of Fund Performance
The performance of Institutional 2 Class shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Stock selection
| Selections in the industrials and health care sectors boosted the Fund’s relative results most during the annual period.
Allocations
| Overweight positions in the real estate sector buoyed relative Fund results during the annual period.
Individual holdings
| Positions in Insmed, Inc., a drug development company; Alibaba Group Holding Ltd., a multinational technology company; and BrightSpring Health Services, Inc., a comprehensive home and health services provider, were among the top contributors to Fund relative performance.
Top Performance Detractors
Stock selection
| Selections in the information technology and consumer discretionary sectors hurt the Fund’s relative results during the annual period.
Allocations
| Underweight positions in the utilities sector detracted from relative performance.
Individual holdings
| Positions in MicroStrategy, Inc., a technology company; CenterPoint Energy, Inc., a utility company; and Dexcom, Inc., a healthcare devices company, were among the top detractors to relative performance during the period.
Fund Performance
The following shows the change in value of a hypothetical $10,000 investment in Institutional 2 Class shares of the Fund during the stated time period.
Growth of $10,000
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 2 Class	10.79	9.22	8.74
ICE BofA US Convertible Index	11.79	9.81	8.78
Russell 3000 ® Index (a)	17.53	16.12	12.36
(a)
Effective August 1, 2024, the Fund compares its performance to the Russell 3000
®
Index, a broad-based performance index as required by new regulatory requirements. The Fund’s performance also continues to be compared to its prior benchmark, which management believes more closely represents the market sectors and/or asset classes in which the Fund primarily invests.

Past performance does not guarantee future performance
. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit
columbiathreadneedleus.com/investment-products/mutual-funds
for more recent performance information.
Key
Fund
Statistics
Fund net assets	$ 1,155,616,958
Total number of portfolio holdings	120
Management services fees (represents 0.78% of Fund average net assets)	$ 9,427,157
Portfolio turnover for the reporting period	108%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
MicroStrategy, Inc. 12/01/2029 0.000%	2.8%
Boeing Co. (The) 10/15/2027 6.000%	2.8%
Nextera Energy, Inc. 11/01/2027 7.234%	2.3%
Lumentum Holdings, Inc. 06/15/2028 0.500%	1.9%
Live Nation Entertainment, Inc. 01/15/2030 2.875%	1.8%
Uber Technologies, Inc. 12/01/2028 0.875%	1.6%
Welltower OP LLC 07/15/2029 3.125%	1.6%
Bank of America Corp.7.250%	1.6%
Global Payments, Inc. 03/01/2031 1.500%	1.5%
Southern Co. (The) 06/15/2027 4.500%	1.3%
Asset
Categories
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Convertible Securities Fund
Institutional 3 Class / CSFYX
Annual Shareholder Report | February 28, 2025
This
annual shareholder report
contains important information about Columbia Convertible Securities Fund (the Fund) for the period of March 1, 2024 to February 28, 2025.
You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$ 77	0.73%
Management's Discussion of Fund Performance
The performance of Institutional 3 Class shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Stock selection
| Selections in the industrials and health care sectors boosted the Fund’s relative results most during the annual period.
Allocations
| Overweight positions in the real estate sector buoyed relative Fund results during the annual period.
Individual holdings
| Positions in Insmed, Inc., a drug development company; Alibaba Group Holding Ltd., a multinational technology company; and BrightSpring Health Services, Inc., a comprehensive home and health services provider, were among the top contributors to Fund relative performance.
Top Performance Detractors
Stock selection
| Selections in the information technology and consumer discretionary sectors hurt the Fund’s relative results during the annual period.
Allocations
| Underweight positions in the utilities sector detracted from relative performance.
Individual holdings
| Positions in MicroStrategy, Inc., a technology company; CenterPoint Energy, Inc., a utility company; and Dexcom, Inc., a healthcare devices company, were among the top detractors to relative performance during the period.
Fund Performance
The following shows the change in value of a hypothetical $10,000 investment in Institutional 3 Class shares of the Fund during the stated time period.
Growth of $10,000
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 3 Class	10.85	9.27	8.79
ICE BofA US Convertible Index	11.79	9.81	8.78
Russell 3000 ® Index (a)	17.53	16.12	12.36
(a)
Effective August 1, 2024, the Fund compares its performance to the Russell 3000
®
Index, a broad-based performance index as required by new regulatory requirements. The Fund’s performance also continues to be compared to its prior benchmark, which management believes more closely represents the market sectors and/or asset classes in which the Fund primarily invests.

Past performance does not guarantee future performance
.
Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit
columbiathreadneedleus.com/investment-products/mutual-funds
for more recent performance information.
Key Fund
Statistics
Fund net assets	$ 1,155,616,958
Total number of portfolio holdings	120
Management services fees (represents 0.78% of Fund average net assets)	$ 9,427,157
Portfolio turnover for the reporting period	108%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
MicroStrategy, Inc. 12/01/2029 0.000%	2.8%
Boeing Co. (The) 10/15/2027 6.000%	2.8%
Nextera Energy, Inc. 11/01/2027 7.234%	2.3%
Lumentum Holdings, Inc. 06/15/2028 0.500%	1.9%
Live Nation Entertainment, Inc. 01/15/2030 2.875%	1.8%
Uber Technologies, Inc. 12/01/2028 0.875%	1.6%
Welltower OP LLC 07/15/2029 3.125%	1.6%
Bank of America Corp.7.250%	1.6%
Global Payments, Inc. 03/01/2031 1.500%	1.5%
Southern Co. (The) 06/15/2027 4.500%	1.3%
Asset Categories
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Convertible Securities Fund
Class S / NCIDX
Annual Shareholder Report | February 28, 2025
This annual shareholder report contains important information about Columbia Convertible Securities Fund (the Fund) for the period of October 2, 2024 to February 28, 2025. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class S	$ 34 (a)	0.83% (b)
(a)
Based on operations from October 2, 2024 (commencement of operations) through the stated period end. Had the class been open for the entire reporting period, expenses shown in the table above would have been higher.

(b)	Annualized.
Management's Discussion of Fund Performance
The performance of Class S shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Stock selection
| Selections in the industrials and health care sectors boosted the Fund’s relative results most during the annual period.
Allocations
| Overweight positions in the real estate sector buoyed relative Fund results during the annual period.
Individual holdings
| Positions in Insmed, Inc., a drug development company; Alibaba Group Holding Ltd., a multinational technology company; and BrightSpring Health Services, Inc., a comprehensive home and health services provider, were among the top contributors to Fund relative performance.
Top Performance Detractors
Stock selection
| Selections in the information technology and consumer discretionary sectors hurt the Fund’s relative results during the annual period.
Allocations
| Underweight positions in the utilities sector detracted from relative performance.
Individual holdings
| Positions in MicroStrategy, Inc., a technology company; CenterPoint Energy, Inc., a utility company; and Dexcom, Inc., a healthcare devices company, were among the top detractors to relative performance during the period.
Fund Performance
The following shows the change in value of a hypothetical $10,000 investment in Class S shares of the Fund during the stated time period.
Growth of $10,000
Average Annual Total Returns (%)	1 year	5 years	10 years
Class S (a)	10.59	8.92	8.41
ICE BofA US Convertible Index	11.79	9.81	8.78
Russell 3000 ® Index (b)	17.53	16.12	12.36
(a)
The returns shown for periods prior to October 2, 2024 (including Since Fund Inception returns, if shown) include the returns of Class A. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit
columbiathreadneedleus.com/investment-products/mutual-funds/appended-performance for more information.

(b)
Effective August 1, 2024, the Fund compares its performance to the Russell 3000
®
Index, a broad-based performance index as required by new regulatory requirements. The Fund’s performance also continues to be compared to its prior benchmark, which management believes more closely represents the market sectors and/or asset classes in which the Fund primarily invests.

Past performance does not guarantee future performance
. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit
columbiathreadneedleus.com/investment-products/mutual-funds
for more recent performance information.
Key Fund
Statistics
Fund net assets	$ 1,155,616,958
Total number of portfolio holdings	120
Management services fees (represents 0.78% of Fund average net assets)	$ 9,427,157
Portfolio turnover for the reporting period	108%
Graphical Representation of
Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
MicroStrategy, Inc. 12/01/2029 0.000%	2.8%
Boeing Co. (The) 10/15/2027 6.000%	2.8%
Nextera Energy, Inc. 11/01/2027 7.234%	2.3%
Lumentum Holdings, Inc. 06/15/2028 0.500%	1.9%
Live Nation Entertainment, Inc. 01/15/2030 2.875%	1.8%
Uber Technologies, Inc. 12/01/2028 0.875%	1.6%
Welltower OP LLC 07/15/2029 3.125%	1.6%
Bank of America Corp.7.250%	1.6%
Global Payments, Inc. 03/01/2031 1.500%	1.5%
Southern Co. (The) 06/15/2027 4.500%	1.3%
Asset Categories
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value
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Columbia Convertible Securities Fund | Class A

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ASR134_01_(04/25)

Item 2. Code of Ethics.

The registrant has adopted a code of ethics (the “Code”) that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. During the period covered by this report, there were not any amendments to a provision of the Code that relates to any element of the code of ethics definition enumerated in paragraph (b) of Item 2 of Form N-CSR. During the period covered by this report, there were no waivers, including any implicit waivers, from a provision of the Code that relates to one or more of the items set forth in paragraph (b) of Item 2 of Form N-CSR. A copy of the Code is attached hereto.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that J. Kevin Connaughton, Brian J. Gallagher, Douglas A. Hacker, David M. Moffett and Sandra L. Yeager qualify as “audit committee financial experts,” as such term is defined in Form N-CSR. Mr. Connaughton, Mr. Gallagher, Mr. Hacker, Mr. Moffett and Ms. Yeager, are also each “independent” members of the Audit Committee pursuant to paragraph (a)(2) of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The Registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for the series of the relevant registrant whose reports to shareholders are included in this annual filing.

	Amount billed to the registrant ($)		Amount billed to the registrant's investment advisor ($)
	February 28, 2025	February 29, 2024	February 28, 2025	February 29, 2024
Audit fees (a)	31,523	30,993	0	0
Audit-related fees (b)	0	0	0	0
Tax fees (c)	13,795	12,850	0	0
All other fees (d)	0	0	0	0
Non-audit fees (g)	0	0	587,000	581,000

(a)    Audit Fees include amounts related to the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

(b)    Audit-Related Fees include amounts for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported in Audit Fees above.

(c)    Tax Fees include amounts for the review of annual tax returns, the review of required shareholder distribution calculations and typically include amounts for professional services by the principal accountant for tax compliance, tax advice, tax planning and foreign tax filings, if applicable.

(d)    All Other Fees include amounts for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) above and typically include SOC-1 reviews.

(e)(1) Audit Committee Pre-Approval Policies and Procedures
The registrant’s Audit Committee is required to pre-approve the engagement of the registrant’s independent auditors to provide audit and non-audit services to the registrant and non-audit services to its investment adviser (excluding any sub-adviser whose role is primarily portfolio management and is sub-contracted or overseen by another investment adviser (the “Adviser”) or any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Fund (a “Control Affiliate”) if the engagement relates directly to the operations and financial reporting of the registrant.

The Audit Committee has adopted a Policy for Engagement of Independent Auditors for Audit and Non-Audit Services (the “Policy”). The Policy sets forth the understanding of the Audit Committee regarding the engagement of the registrant’s independent accountants to provide (i) audit and permissible audit-related, tax and other services to the registrant (“Fund Services”); (ii) non-audit services to the registrant’s Adviser and any Control Affiliates, that relates directly to the operations and financial reporting of a Fund (“Fund-related Adviser Services”); and (iii) certain other audit and non-audit services to the registrant’s Adviser and its Control Affiliates. A service will require specific pre-approval by the Audit Committee if it is to be provided by the Fund’s independent auditor; provided, however, that pre-approval of non-audit services to the Fund, the Adviser or Control Affiliates may be waived if certain de minimis requirements set forth in the SEC’s rules are met.

Under the Policy, the Audit Committee may delegate pre-approval authority to any pre-designated member or members who are independent board members.  The member(s) to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next regular meeting. The Audit Committee's responsibilities with respect to the pre-approval of services performed by the independent auditor may not be delegated to management.

On an annual basis, at a regularly scheduled Audit Committee meeting, the Fund’s Treasurer or other Fund officer shall submit to the Audit Committee a schedule of the types of Fund Services and Fund-related Adviser Services that are subject to specific pre-approval. This schedule will provide a description of each type of service that is subject to specific pre-approval, along with total projected fees for each service.  The pre-approval will generally cover a one-year period. The Audit Committee will review and approve the types of services and the projected fees for the next one-year period and may add to, or subtract from, the list of pre-approved services from time to time, based on subsequent determinations.  This specific approval acknowledges that the Audit Committee is in agreement with the specific types of services that the independent auditor will be permitted to perform and the projected fees for each service.

The Fund’s Treasurer or other Fund officer shall report to the Audit Committee at each of its regular meetings regarding all Fund Services or Fund-related Adviser Services provided since the last such report was rendered, including a description of the services, by category, with forecasted fees for the annual reporting period, proposed changes requiring specific pre-approval and a description of services provided by the independent auditor, by category, with actual fees during the current reporting period.

(e)(2) None, or 0%, of the Audit-Related Fees, Tax Fees and All Other Fees paid by the Fund or affiliated entities relating directly to the operations and financial reporting of the Registrant disclosed above were approved by the audit committee pursuant to paragraphs (c)(7)(i)(C) of Rule 2-01 of Regulation S-X (which permits audit committee approval after the start of the engagement with respect to services other than audit, review or attest services, if certain conditions are satisfied).

(f)    Not applicable.

(g)    The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

(h)    The registrant’s Audit Committee of the Board of Directors has considered whether the provision of non-audit services that were rendered to the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant’s independence.

(i)    Not applicable.

(j)    Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) The registrant’s “Schedule I – Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Columbia Convertible Securities Fund
Annual Financial Statements and Additional Information
February 28, 2025

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Columbia Convertible Securities Fund | 2025

Portfolio of Investments
February 28, 2025
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 0.6%
Issuer	Shares	Value ($)
Consumer Discretionary 0.5%
Automobiles 0.5%
Ford Motor Co.	700,000	6,685,000
Total Consumer Discretionary		6,685,000
Financials 0.1%
Financial Services 0.1%
Clovis Liquidation Trust(a),(b),(c)	21,161,130	952,251
Total Financials		952,251
Total Common Stocks (Cost $8,927,176)		7,637,251

Convertible Bonds 84.3%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 1.6%
Astronics Corp.(d)
03/15/2030	5.500%	5,500,000	6,602,750
Axon Enterprise, Inc.
12/15/2027	0.500%	3,200,000	7,513,600
Rocket Lab USA, Inc.(d)
02/01/2029	4.250%	1,000,000	4,098,750
Total			18,215,100
Airlines 0.5%
JetBlue Airways Corp.(d)
09/01/2029	2.500%	4,500,000	5,692,500
Automotive 1.2%
Rivian Automotive, Inc.
10/15/2030	3.625%	16,500,000	14,015,100
Banking 1.3%
Barclays Bank PLC
02/16/2029	1.000%	15,000,000	14,676,947
Brokerage/Asset Managers/Exchanges 0.7%
Coinbase Global, Inc.(d)
04/01/2030	0.250%	8,500,000	8,470,250
Cable and Satellite 1.8%
Liberty Broadband Corp.(d)
03/31/2053	3.125%	6,000,000	5,988,000
06/30/2054	3.125%	5,000,000	5,677,500
Convertible Bonds (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Liberty Media Corp.-Liberty Formula One
08/15/2027	2.250%	7,000,000	8,876,000
Total			20,541,500
Consumer Cyclical Services 2.4%
Trip.com Group Ltd.(d)
06/15/2029	0.750%	8,000,000	8,884,000
Uber Technologies, Inc.
12/01/2028	0.875%	15,000,000	18,600,000
Total			27,484,000
Consumer Products 0.7%
Spectrum Brands, Inc.(d)
06/01/2029	3.375%	8,500,000	8,165,100
Diversified Manufacturing 1.3%
Advanced Energy Industries, Inc.
09/15/2028	2.500%	8,000,000	8,786,400
Bloom Energy Corp.(d)
06/01/2029	3.000%	4,500,000	6,338,700
Total			15,125,100
Electric 3.8%
Duke Energy Corp.
04/15/2026	4.125%	9,000,000	9,567,000
PNM Resources, Inc.(d)
06/01/2054	5.750%	8,000,000	9,935,200
PPL Capital Funding, Inc.
03/15/2028	2.875%	8,500,000	9,273,500
Southern Co. (The)(d)
06/15/2027	4.500%	14,000,000	15,190,000
Total			43,965,700
Finance Companies 1.7%
Galaxy Digital Holdings LP(d)
12/01/2029	2.500%	5,000,000	4,718,999
SoFi Technologies, Inc.(d)
03/15/2029	1.250%	3,000,000	5,082,000
Upstart Holdings, Inc.(d)
11/15/2030	1.000%	9,000,000	9,652,500
Total			19,453,499
Food and Beverage 0.8%
Post Holdings, Inc.
08/15/2027	2.500%	8,000,000	9,344,000
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Convertible Securities Fund  | 2025

Portfolio of Investments (continued)
February 28, 2025
Convertible Bonds (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Health Care 6.1%
Dexcom, Inc.
05/15/2028	0.375%	12,000,000	11,136,000
Exact Sciences Corp.(d)
04/15/2031	1.750%	13,000,000	11,472,500
Haemonetics Corp.(d)
06/01/2029	2.500%	9,000,000	8,568,000
Insulet Corp.
09/01/2026	0.375%	6,830,000	8,857,827
Integer Holdings Corp.
02/15/2028	2.125%	3,500,000	5,269,250
LivaNova USA, Inc.(d)
03/15/2029	2.500%	11,500,000	10,965,250
Merit Medical Systems, Inc.(d)
02/01/2029	3.000%	4,200,000	5,556,600
Repligen Corp.
12/15/2028	1.000%	8,500,000	9,010,000
Total			70,835,427
Healthcare REIT 1.6%
Welltower OP LLC(d)
07/15/2029	3.125%	14,000,000	18,242,000
Home Construction 0.7%
Meritage Homes Corp.(d)
05/15/2028	1.750%	8,000,000	7,776,000
Independent Energy 0.9%
Northern Oil and Gas, Inc.
04/15/2029	3.625%	10,000,000	10,812,043
Leisure 4.0%
Live Nation Entertainment, Inc.(d)
01/15/2030	2.875%	20,000,000	20,960,000
NCL Corp., Ltd.
02/15/2027	1.125%	15,000,000	15,052,500
02/15/2027	2.500%	10,000,000	10,309,601
Total			46,322,101
Media and Entertainment 1.7%
fuboTV, Inc.
02/15/2026	3.250%	6,500,000	6,272,500
Snap, Inc.(d)
05/01/2030	0.500%	15,000,000	13,087,500
Total			19,360,000
Metals and Mining 1.7%
B2Gold Corp.(d)
02/01/2030	2.750%	3,000,000	3,324,300
Convertible Bonds (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Centrus Energy Corp.(d)
11/01/2030	2.250%	4,200,000	5,011,020
MP Materials Corp.(d)
03/01/2030	3.000%	8,000,000	10,820,000
Total			19,155,320
Oil Field Services 0.5%
Nabors Industries, Inc.
06/15/2029	1.750%	9,000,000	6,218,085
Other Financial Institutions 1.7%
Core Scientific, Inc.(d),(e)
06/15/2031	0.000%	6,500,000	6,075,605
Encore Capital Group, Inc.
03/15/2029	4.000%	6,000,000	5,523,000
MARA Holdings, Inc.(d),(e)
06/01/2031	0.000%	10,000,000	7,725,000
Total			19,323,605
Other Industry 0.5%
Fluor Corp.
08/15/2029	1.125%	5,000,000	5,453,500
Other REIT 2.5%
Digital Realty Trust LP(d)
11/15/2029	1.875%	12,000,000	12,120,000
Rexford Industrial Realty LP(d)
03/15/2029	4.125%	8,800,000	8,747,200
Starwood Property Trust, Inc.
07/15/2027	6.750%	8,000,000	8,545,044
Total			29,412,244
Pharmaceuticals 9.2%
Alnylam Pharmaceuticals, Inc.
09/15/2027	1.000%	6,000,000	6,585,000
ANI Pharmaceuticals, Inc.(d)
09/01/2029	2.250%	6,000,000	6,438,750
Bridgebio Pharma, Inc.(d)
03/01/2031	1.750%	8,800,000	9,275,200
Cytokinetics, Inc.
07/01/2027	3.500%	5,000,000	5,965,000
Esperion Therapeutics, Inc.
11/15/2025	4.000%	6,000,000	5,820,000
Guardant Health, Inc.
02/15/2031	1.250%	9,000,000	9,058,500
Halozyme Therapeutics, Inc.
08/15/2028	1.000%	7,500,000	9,131,250
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Convertible Securities Fund  | 2025

Portfolio of Investments (continued)
February 28, 2025
Convertible Bonds (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Insmed, Inc.
06/01/2028	0.750%	3,700,000	9,392,450
Ionis Pharmaceuticals, Inc.
06/15/2028	1.750%	12,000,000	11,872,500
Jazz Investments I Ltd.(d)
09/15/2030	3.125%	11,000,000	13,073,500
Mirum Pharmaceuticals, Inc.
05/01/2029	4.000%	3,000,000	5,055,000
Pacira BioSciences, Inc.(d)
05/15/2029	2.125%	6,000,000	5,763,600
Sarepta Therapeutics, Inc.
09/15/2027	1.250%	8,370,000	8,725,990
Total			106,156,740
Restaurants 0.5%
Cheesecake Factory, Inc. (The)(d)
03/15/2030	2.000%	6,000,000	6,084,000
Retail REIT 0.8%
Federal Realty OP LP(d)
01/15/2029	3.250%	9,000,000	9,144,000
Retailers 1.8%
Alibaba Group Holding Ltd.(d)
06/01/2031	0.500%	6,000,000	8,649,000
Farfetch Ltd.(f)
05/01/2027	0.000%	11,880,000	118,800
Wayfair, Inc.
09/15/2027	3.250%	12,000,000	12,372,000
Total			21,139,800
Technology 31.6%
Akamai Technologies, Inc.
02/15/2029	1.125%	10,000,000	9,395,000
Applied Digital Corp.(d)
06/01/2030	2.750%	3,300,000	3,565,650
Ascendis Pharma A/S
04/01/2028	2.250%	5,900,000	6,928,960
Bandwidth, Inc.
04/01/2028	0.500%	8,000,000	6,404,146
Bentley Systems, Inc.
07/01/2027	0.375%	13,000,000	11,888,500
BILL Holdings, Inc.(d),(e)
04/01/2030	0.000%	10,000,000	8,465,000
Box, Inc.(d)
09/15/2029	1.500%	12,000,000	11,862,000
Cerence, Inc.
07/01/2028	1.500%	10,000,000	7,635,000
Convertible Bonds (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Datadog, Inc.(d),(e)
12/01/2029	0.000%	12,500,000	11,262,500
Dropbox, Inc.(e)
03/01/2028	0.000%	11,000,000	10,714,000
Evolent Health, Inc.
12/01/2029	3.500%	9,000,000	7,374,600
Fluence Energy, Inc.(d)
06/15/2030	2.250%	5,000,000	3,384,500
Global Payments, Inc.(d)
03/01/2031	1.500%	18,000,000	17,145,000
Guidewire Software, Inc.(d)
11/01/2029	1.250%	8,500,000	9,044,000
Lumentum Holdings, Inc.
06/15/2028	0.500%	23,637,000	22,065,140
MACOM Technology Solutions Holdings, Inc.(d),(e)
12/15/2029	0.000%	9,000,000	8,644,500
MicroStrategy, Inc.(d),(e)
12/01/2029	0.000%	42,000,000	32,718,000
MKS Instruments, Inc.(d)
06/01/2030	1.250%	9,000,000	8,379,000
Nutanix, Inc.(d)
12/15/2029	0.500%	9,000,000	10,051,793
ON Semiconductor Corp.
03/01/2029	0.500%	13,500,000	11,921,850
OSI Systems, Inc.(d)
08/01/2029	2.250%	7,500,000	9,272,250
Parsons Corp.(d)
03/01/2029	2.625%	12,000,000	11,778,000
Penguin Solutions, Inc.(d)
08/15/2030	2.000%	8,000,000	7,892,000
Rapid7, Inc.
03/15/2029	1.250%	13,500,000	11,593,800
Repay Holdings Corp.(d)
07/15/2029	2.875%	6,500,000	6,015,750
Riot Platforms, Inc.(d)
01/15/2030	0.750%	6,500,000	5,752,500
Seagate HDD
06/01/2028	3.500%	9,000,000	12,100,500
Snowflake, Inc.(d),(e)
10/01/2029	0.000%	9,000,000	11,821,500
Synaptics, Inc.(d)
12/01/2031	0.750%	12,000,000	11,508,000
Tyler Technologies, Inc.
03/15/2026	0.250%	5,000,000	6,325,000
Varonis Systems, Inc.(d)
09/15/2029	1.000%	8,500,000	7,960,250
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Convertible Securities Fund  | 2025

Portfolio of Investments (continued)
February 28, 2025
Convertible Bonds (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Vertex, Inc.(d)
05/01/2029	0.750%	6,000,000	6,720,000
Vishay Intertechnology, Inc.
09/15/2030	2.250%	12,000,000	10,884,000
Western Digital Corp.
11/15/2028	3.000%	8,500,000	11,866,000
Workiva, Inc.
08/15/2028	1.250%	7,000,000	6,787,124
Zscaler, Inc.
07/01/2025	0.125%	6,570,000	8,682,255
Total			365,808,068
Transportation Services 0.2%
Hertz Corp. (The)(d),(g)
07/15/2029	8.000%	2,374,594	2,524,209
Wireless 0.5%
AST SpaceMobile, Inc.(d)
03/01/2032	4.250%	4,000,000	5,260,000
Total Convertible Bonds (Cost $963,841,637)			974,175,938

Convertible Preferred Stocks 13.0%
Issuer		Shares	Value ($)
Financials 3.8%
Banks 1.6%
Bank of America Corp.(h)	7.250%	14,648	18,141,550
Capital Markets 1.0%
Ares Management Corp.	6.750%	225,000	12,129,750
Financial Services 1.2%
Apollo Global Management, Inc.	6.750%	170,000	13,395,823
Total Financials			43,667,123
Health Care 0.5%
Health Care Providers & Services 0.5%
BrightSpring Health Services, Inc.	6.750%	80,000	5,553,028
Total Health Care			5,553,028
Industrials 3.5%
Aerospace & Defense 2.8%
Boeing Co. (The)	6.000%	540,000	32,351,400
Convertible Preferred Stocks (continued)
Issuer		Shares	Value ($)
Machinery 0.7%
Chart Industries, Inc., ADR	6.750%	125,000	8,778,750
Total Industrials			41,130,150
Information Technology 0.9%
Software 0.3%
MicroStrategy, Inc.	8.000%	30,000	2,761,212
Technology Hardware, Storage & Peripherals 0.6%
Hewlett Packard Enterprise Co.	7.625%	125,000	7,231,845
Total Information Technology			9,993,057
Materials 0.7%
Chemicals 0.7%
Albemarle Corp.	7.250%	220,000	8,298,400
Total Materials			8,298,400
Utilities 3.6%
Electric Utilities 3.6%
Nextera Energy, Inc.	7.234%	600,000	26,874,000
PG&E Corp.	6.000%	340,000	14,295,611
Total			41,169,611
Total Utilities			41,169,611
Total Convertible Preferred Stocks (Cost $142,110,503)			149,811,369

Money Market Funds 2.1%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.479%(i),(j)	24,021,864	24,019,462
Total Money Market Funds (Cost $24,016,022)		24,019,462
Total Investments in Securities (Cost: $1,138,895,338)		1,155,644,020
Other Assets & Liabilities, Net		(27,062)
Net Assets		1,155,616,958
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Convertible Securities Fund  | 2025

Portfolio of Investments (continued)
February 28, 2025
Notes to Portfolio of Investments
(a)
Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At February 28, 2025, the total value of these securities amounted to $952,251, which represents 0.08% of total net assets.

(b)	Non-income producing investment.
(c)	Valuation based on significant unobservable inputs.
(d)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At February 28, 2025, the total value of these securities amounted to $524,401,676, which represents 45.38% of total net assets.

(e)	Zero coupon bond.
(f)	Represents a security in default.
(g)	Payment-in-kind security. Interest can be paid by issuing additional par of the security or in cash.
(h)	Perpetual security with no specified maturity date.
(i)	The rate shown is the seven-day current annualized yield at February 28, 2025.
(j)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the year ended February 28, 2025 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 4.479%
	22,985,286	417,208,861	(416,177,497)	2,812	24,019,462	(4,133)	929,708	24,021,864
Abbreviation Legend
ADR	American Depositary Receipt
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■
 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.
■
 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■
 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category, if any, are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Convertible Securities Fund  | 2025

Portfolio of Investments (continued)
February 28, 2025
Fair value measurements   (continued)
in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at February 28, 2025:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Consumer Discretionary	6,685,000	—	—	6,685,000
Financials	—	—	952,251	952,251
Total Common Stocks	6,685,000	—	952,251	7,637,251
Convertible Bonds	—	974,175,938	—	974,175,938
Convertible Preferred Stocks
Financials	—	43,667,123	—	43,667,123
Health Care	—	5,553,028	—	5,553,028
Industrials	—	41,130,150	—	41,130,150
Information Technology	—	9,993,057	—	9,993,057
Materials	—	8,298,400	—	8,298,400
Utilities	—	41,169,611	—	41,169,611
Total Convertible Preferred Stocks	—	149,811,369	—	149,811,369
Money Market Funds	24,019,462	—	—	24,019,462
Total Investments in Securities	30,704,462	1,123,987,307	952,251	1,155,644,020
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Convertible Securities Fund  | 2025

Statement of Assets and Liabilities
February 28, 2025

Assets
Investments in securities, at value
Unaffiliated issuers (cost $1,114,879,316)	$1,131,624,558
Affiliated issuers (cost $24,016,022)	24,019,462
Receivable for:
Capital shares sold	636,665
Dividends	1,050,502
Interest	4,772,922
Expense reimbursement due from Investment Manager	3,840
Prepaid expenses	8,896
Other assets	9,813
Total assets	1,162,126,658
Liabilities
Payable for:
Investments purchased	4,768,367
Capital shares redeemed	1,390,122
Management services fees	24,696
Distribution and/or service fees	2,451
Transfer agent fees	82,518
Compensation of chief compliance officer	220
Compensation of board members	2,719
Other expenses	42,233
Deferred compensation of board members	196,374
Total liabilities	6,509,700
Net assets applicable to outstanding capital stock	$1,155,616,958
Represented by
Paid in capital	1,179,429,981
Total distributable earnings (loss)	(23,813,023)
Total - representing net assets applicable to outstanding capital stock	$1,155,616,958
Class A
Net assets	$266,165,587
Shares outstanding	12,162,701
Net asset value per share	$21.88
Maximum sales charge	5.75%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$23.21
Class C
Net assets	$23,436,630
Shares outstanding	1,077,257
Net asset value per share	$21.76
Institutional Class
Net assets	$616,999,002
Shares outstanding	28,121,219
Net asset value per share	$21.94
Institutional 2 Class
Net assets	$154,947,271
Shares outstanding	6,975,892
Net asset value per share	$22.21
Institutional 3 Class
Net assets	$83,944,995
Shares outstanding	3,729,667
Net asset value per share	$22.51
Class S
Net assets	$10,123,473
Shares outstanding	461,373
Net asset value per share	$21.94
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Convertible Securities Fund  | 2025

Statement of Operations
Year Ended February 28, 2025

Net investment income
Income:
Dividends — unaffiliated issuers	$7,151,704
Dividends — affiliated issuers	929,708
Interest	26,245,261
Interfund lending	1,137
Total income	34,327,810
Expenses:
Management services fees	9,427,157
Distribution and/or service fees
Class A	676,375
Class C	281,993
Class R	493
Transfer agent fees
Class A	264,056
Advisor Class	67,278
Class C	27,595
Institutional Class	556,290
Institutional 2 Class	86,812
Institutional 3 Class	6,298
Class R	102
Class S	4,046
Custodian fees	10,136
Printing and postage fees	68,177
Registration fees	119,892
Accounting services fees	31,523
Legal fees	96,471
Compensation of chief compliance officer	220
Compensation of board members	23,809
Deferred compensation of board members	38,517
Other	37,174
Total expenses	11,824,414
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(1,074,361)
Expense reduction	(340)
Total net expenses	10,749,713
Net investment income	23,578,097
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	83,084,965
Investments — affiliated issuers	(4,133)
Net realized gain	83,080,832
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	13,016,679
Investments — affiliated issuers	2,812
Net change in unrealized appreciation (depreciation)	13,019,491
Net realized and unrealized gain	96,100,323
Net increase in net assets resulting from operations	$119,678,420
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Convertible Securities Fund  | 2025

Statement of Changes in Net Assets

	Year Ended February 28, 2025	Year Ended February 29, 2024
Operations
Net investment income	$23,578,097	$36,920,025
Net realized gain (loss)	83,080,832	(65,104,583)
Net change in unrealized appreciation (depreciation)	13,019,491	130,104,609
Net increase in net assets resulting from operations	119,678,420	101,920,051
Distributions to shareholders
Net investment income and net realized gains
Class A	(5,517,946)	(7,802,895)
Advisor Class	(1,580,454)	(2,667,084)
Class C	(376,780)	(763,323)
Institutional Class	(13,010,025)	(17,597,945)
Institutional 2 Class	(3,624,047)	(4,909,597)
Institutional 3 Class	(2,851,779)	(6,045,788)
Class R	(3,883)	(24,092)
Class S	(59,139)	—
Total distributions to shareholders	(27,024,053)	(39,810,724)
Decrease in net assets from capital stock activity	(299,215,267)	(85,138,246)
Total decrease in net assets	(206,560,900)	(23,028,919)
Net assets at beginning of year	1,362,177,858	1,385,206,777
Net assets at end of year	$1,155,616,958	$1,362,177,858
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Convertible Securities Fund  | 2025

Statement of Changes in Net Assets  (continued)

	Year Ended		Year Ended
	February 28, 2025		February 29, 2024
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Shares sold	501,854	10,666,183	1,163,518	22,635,473
Distributions reinvested	180,398	3,781,882	288,503	5,554,378
Shares redeemed	(2,449,980)	(51,295,376)	(3,595,350)	(70,025,152)
Net decrease	(1,767,728)	(36,847,311)	(2,143,329)	(41,835,301)
Advisor Class
Shares sold	738,250	15,589,577	1,087,989	21,213,346
Distributions reinvested	75,473	1,575,595	135,908	2,657,480
Shares redeemed	(5,311,403)	(119,534,267)	(2,257,328)	(44,217,186)
Net decrease	(4,497,680)	(102,369,095)	(1,033,431)	(20,346,360)
Class C
Shares sold	30,049	633,048	87,013	1,672,464
Distributions reinvested	16,810	349,796	35,892	687,959
Shares redeemed	(623,691)	(13,081,092)	(838,633)	(16,217,671)
Net decrease	(576,832)	(12,098,248)	(715,728)	(13,857,248)
Institutional Class
Shares sold	7,947,390	173,962,781	7,558,332	146,887,147
Distributions reinvested	572,835	12,067,307	842,295	16,251,246
Shares redeemed	(7,738,314)	(164,292,546)	(14,155,639)	(276,642,073)
Net increase (decrease)	781,911	21,737,542	(5,755,012)	(113,503,680)
Institutional 2 Class
Shares sold	835,723	17,917,077	4,062,456	80,306,200
Distributions reinvested	160,892	3,419,984	236,022	4,611,892
Shares redeemed	(2,203,401)	(46,529,427)	(4,219,039)	(82,196,602)
Net increase (decrease)	(1,206,786)	(25,192,366)	79,439	2,721,490
Institutional 3 Class
Shares sold	415,464	8,978,924	8,827,163	172,455,015
Distributions reinvested	101,676	2,162,369	249,639	4,970,125
Shares redeemed	(7,945,864)	(164,405,782)	(3,797,057)	(75,706,650)
Net increase (decrease)	(7,428,724)	(153,264,489)	5,279,745	101,718,490
Class R
Shares sold	178	3,599	9,040	175,942
Distributions reinvested	185	3,745	1,225	23,570
Shares redeemed	(52,149)	(1,039,668)	(12,128)	(235,149)
Net decrease	(51,786)	(1,032,324)	(1,863)	(35,637)
Class S
Shares sold	514,598	11,022,207	—	—
Distributions reinvested	2,631	59,139	—	—
Shares redeemed	(55,856)	(1,230,322)	—	—
Net increase	461,373	9,851,024	—	—
Total net decrease	(14,286,252)	(299,215,267)	(4,290,179)	(85,138,246)
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Convertible Securities Fund  | 2025

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Columbia Convertible Securities Fund  | 2025

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Year Ended 2/28/2025	$20.22	0.37	1.72	2.09	(0.43)	—	(0.43)
Year Ended 2/29/2024	$19.36	0.46	0.91	1.37	(0.51)	—	(0.51)
Year Ended 2/28/2023	$23.74	0.38	(2.93)	(2.55)	(0.39)	(1.44)	(1.83)
Year Ended 2/28/2022	$32.01	0.24	(2.84)	(2.60)	(0.22)	(5.45)	(5.67)
Year Ended 2/28/2021	$22.09	0.34	11.92	12.26	(0.44)	(1.90)	(2.34)
Class C
Year Ended 2/28/2025	$20.10	0.21	1.72	1.93	(0.27)	—	(0.27)
Year Ended 2/29/2024	$19.25	0.32	0.90	1.22	(0.37)	—	(0.37)
Year Ended 2/28/2023	$23.60	0.22	(2.89)	(2.67)	(0.24)	(1.44)	(1.68)
Year Ended 2/28/2022	$31.88	0.03	(2.85)	(2.82)	(0.01)	(5.45)	(5.46)
Year Ended 2/28/2021	$22.00	0.15	11.89	12.04	(0.26)	(1.90)	(2.16)
Institutional Class
Year Ended 2/28/2025	$20.27	0.43	1.72	2.15	(0.48)	—	(0.48)
Year Ended 2/29/2024	$19.41	0.51	0.91	1.42	(0.56)	—	(0.56)
Year Ended 2/28/2023	$23.79	0.43	(2.92)	(2.49)	(0.45)	(1.44)	(1.89)
Year Ended 2/28/2022	$32.08	0.31	(2.86)	(2.55)	(0.29)	(5.45)	(5.74)
Year Ended 2/28/2021	$22.13	0.41	11.95	12.36	(0.51)	(1.90)	(2.41)
Institutional 2 Class
Year Ended 2/28/2025	$20.51	0.44	1.75	2.19	(0.49)	—	(0.49)
Year Ended 2/29/2024	$19.64	0.53	0.91	1.44	(0.57)	—	(0.57)
Year Ended 2/28/2023	$24.05	0.46	(2.97)	(2.51)	(0.46)	(1.44)	(1.90)
Year Ended 2/28/2022	$32.36	0.33	(2.88)	(2.55)	(0.31)	(5.45)	(5.76)
Year Ended 2/28/2021	$22.31	0.43	12.04	12.47	(0.52)	(1.90)	(2.42)
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Convertible Securities Fund  | 2025

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Year Ended 2/28/2025	$21.88	10.43%	1.16%	1.07% (c)	1.77%	108%	$266,166
Year Ended 2/29/2024	$20.22	7.25%	1.16%	1.09% (c)	2.38%	72%	$281,630
Year Ended 2/28/2023	$19.36	(10.29% )	1.14% (d)	1.12% (c),(d)	1.88%	59%	$311,254
Year Ended 2/28/2022	$23.74	(9.04% )	1.10% (d)	1.10% (c),(d)	0.83%	92%	$413,074
Year Ended 2/28/2021	$32.01	58.37%	1.12% (d)	1.12% (c),(d)	1.32%	98%	$584,015
Class C
Year Ended 2/28/2025	$21.76	9.67%	1.91%	1.82% (c)	1.02%	108%	$23,437
Year Ended 2/29/2024	$20.10	6.42%	1.91%	1.84% (c)	1.63%	72%	$33,250
Year Ended 2/28/2023	$19.25	(10.94% )	1.89% (d)	1.87% (c),(d)	1.10%	59%	$45,631
Year Ended 2/28/2022	$23.60	(9.76% )	1.85% (d)	1.85% (c),(d)	0.09%	92%	$77,910
Year Ended 2/28/2021	$31.88	57.20%	1.87% (d)	1.87% (c),(d)	0.59%	98%	$100,101
Institutional Class
Year Ended 2/28/2025	$21.94	10.73%	0.91%	0.82% (c)	2.02%	108%	$616,999
Year Ended 2/29/2024	$20.27	7.50%	0.91%	0.84% (c)	2.63%	72%	$554,094
Year Ended 2/28/2023	$19.41	(10.04% )	0.89% (d)	0.87% (c),(d)	2.09%	59%	$642,404
Year Ended 2/28/2022	$23.79	(8.84% )	0.85% (d)	0.85% (c),(d)	1.09%	92%	$1,094,312
Year Ended 2/28/2021	$32.08	58.81%	0.88% (d)	0.88% (c),(d)	1.57%	98%	$1,401,886
Institutional 2 Class
Year Ended 2/28/2025	$22.21	10.79%	0.87%	0.78%	2.06%	108%	$154,947
Year Ended 2/29/2024	$20.51	7.51%	0.86%	0.79%	2.69%	72%	$167,854
Year Ended 2/28/2023	$19.64	(10.00% )	0.85% (d)	0.82% (d)	2.22%	59%	$159,146
Year Ended 2/28/2022	$24.05	(8.77% )	0.80% (d)	0.79% (d)	1.14%	92%	$180,150
Year Ended 2/28/2021	$32.36	58.89%	0.83% (d)	0.81% (d)	1.62%	98%	$235,448
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Convertible Securities Fund  | 2025

Financial Highlights (continued)

	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Institutional 3 Class
Year Ended 2/28/2025	$20.78	0.46	1.77	2.23	(0.50)	—	(0.50)
Year Ended 2/29/2024	$19.89	0.55	0.92	1.47	(0.58)	—	(0.58)
Year Ended 2/28/2023	$24.32	0.48	(3.00)	(2.52)	(0.47)	(1.44)	(1.91)
Year Ended 2/28/2022	$32.66	0.35	(2.92)	(2.57)	(0.32)	(5.45)	(5.77)
Year Ended 2/28/2021	$22.50	0.45	12.14	12.59	(0.53)	(1.90)	(2.43)
Class S
Year Ended 2/28/2025(e)	$21.35	0.18	0.53	0.71	(0.12)	—	(0.12)

Notes to Financial Highlights
(a)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	The benefits derived from expense reductions had an impact of less than 0.01%.
(d)	Ratios include interfund lending expense which is less than 0.01%.
(e)	Class S shares commenced operations on October 2, 2024. Per share data and total return reflect activity from that date.
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Convertible Securities Fund  | 2025

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Institutional 3 Class
Year Ended 2/28/2025	$22.51	10.85%	0.82%	0.73%	2.12%	108%	$83,945
Year Ended 2/29/2024	$20.78	7.57%	0.81%	0.74%	2.74%	72%	$231,868
Year Ended 2/28/2023	$19.89	(9.93% )	0.80% (d)	0.78% (d)	2.36%	59%	$116,903
Year Ended 2/28/2022	$24.32	(8.74% )	0.75% (d)	0.75% (d)	1.18%	92%	$101,658
Year Ended 2/28/2021	$32.66	58.95%	0.78% (d)	0.77% (d)	1.74%	98%	$136,747
Class S
Year Ended 2/28/2025 (e)	$21.94	3.32%	0.94%	0.83%	2.01%	108%	$10,123
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Convertible Securities Fund  | 2025

Notes to Financial Statements
February 28, 2025
Note 1. Organization
Columbia Convertible Securities Fund (the Fund), a series of Columbia Funds Series Trust (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers each of the share classes listed in the Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense and sales charge structure. Different share classes may have different minimum initial investment amounts and pay different net investment income distribution amounts to the extent the expenses of distributing such share classes vary. Distributions to shareholders in a liquidation will be proportional to the net asset value of each share class.
As described in the Fund’s prospectus, Class A and Class C shares are offered to the general public for investment. Class C shares automatically convert to Class A shares after 8 years. Institutional Class, Institutional 2 Class, Institutional 3 Class and Class S shares are available for purchase through authorized investment professionals to omnibus retirement plans or to institutional investors and to certain other investors as also described in the Fund’s prospectus. Class S shares commenced operations on October 2, 2024.
The Fund’s Board of Trustees approved a proposal to liquidate Class R shares of the Fund. Effective on March 11, 2024, Class R shares of the Fund were closed to new and existing investors and effective on April 19, 2024, Class R shares of the Fund were liquidated. For federal tax purposes, this liquidation was treated as a redemption of fund shares.
The Board of Trustees of the Fund also approved a proposal to permit the exchange of Institutional Class shares held by certain financial intermediaries and omnibus group retirement plans, with specific permission from Columbia Management Investment Distributors, Inc., for newly created Class S shares. Effective on October 4, 2024, shares held by those certain Institutional Class shareholders of the Fund were exchanged for Class S shares of the Fund. This was a tax-free transaction for existing Institutional Class shareholders.
In addition, the Board of Trustees of the Fund approved the conversion of all Advisor Class shares of the Fund to Institutional Class shares of the Fund and the subsequent elimination of Advisor Class shares. Effective on November 22, 2024, Advisor Class shares of the Fund were converted to Institutional Class shares of the Fund. This was a tax-free transaction for existing Advisor Class shareholders.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Segment reporting
In this reporting period, the Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (ASU 2023-07). Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or its results of operations. The intent of the ASU 2023-07 is to enable investors to better understand an entity’s overall performance and to assess its potential future cash flows through improved segment disclosures.

Columbia Convertible Securities Fund  | 2025

Notes to Financial Statements (continued)
February 28, 2025
The chief operating decision maker (CODM) for the Fund is Columbia Management Investment Advisers, LLC through its Investment Oversight Committee and Global Executive Group, which are responsible for assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment because the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented within the Fund’s financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and ask prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
Debt securities generally are valued based on prices obtained from pricing services, which are intended to reflect market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted. For convertible securities, premiums attributable to the conversion feature are not amortized.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. The Fund may also adjust accrual rates when it becomes probable the full interest will not be collected and a partial payment will be received. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
Corporate actions and dividend income are recorded on the ex-dividend date.
Columbia Convertible Securities Fund  | 2025

Notes to Financial Statements (continued)
February 28, 2025
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
The value of additional securities received as an income payment through a payment-in-kind, if any, is recorded as interest income and increases the cost basis of such securities.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid each calendar quarter. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncements and regulatory updates
Accounting Standards Update 2023-09 Income Taxes (Topic 740)

Columbia Convertible Securities Fund  | 2025

Notes to Financial Statements (continued)
February 28, 2025
In December 2023, the FASB issued Accounting Standards Update No. 2023-09 Income Taxes (Topic 740) Improvements to Income Tax Disclosures. The amendments were issued to enhance the transparency and decision usefulness of income tax disclosures primarily related to rate reconciliation and income taxes paid information. The amendments are effective for annual periods beginning after December 15, 2024, with early adoption permitted. Management expects that the adoption of the amendments will not have a material impact on its financial statements.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.82% to 0.65% as the Fund’s net assets increase. The effective management services fee rate for the year ended February 28, 2025 was 0.78% of the Fund’s average daily net assets.
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Deferred compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with SS&C GIDS, Inc. (SS&C GIDS) to serve as sub-transfer agent. The Transfer Agent pays the fees of SS&C GIDS for services as sub-transfer agent and SS&C GIDS is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class.
Columbia Convertible Securities Fund  | 2025

Notes to Financial Statements (continued)
February 28, 2025
For the year ended February 28, 2025, the Fund’s effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.10
Advisor Class	0.07 (a)
Class C	0.10
Institutional Class	0.10
Institutional 2 Class	0.06
Institutional 3 Class	0.01
Class R	0.01 (a)
Class S	0.10 (b)

(a)	Unannualized.
(b)	Annualized.
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the year ended February 28, 2025, these minimum account balance fees reduced total expenses of the Fund by $340.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board of Trustees has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.
Under the Plans, the Fund pays a monthly combined distribution and service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A shares of the Fund. Also under the Plans, the Fund pays a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class C shares of the Fund and a monthly distribution fee to the Distributor at the maximum annual rates of 0.75% and 0.50% of the average daily net assets attributable to Class C and Class R shares of the Fund, respectively. As a result of Class R shares of the Fund being liquidated, April 19, 2024 was the last day the Fund paid a distribution and service fee for Class R shares.
Sales charges (unaudited)
Sales charges, including front-end charges and contingent deferred sales charges (CDSCs), received by the Distributor for distributing Fund shares for the year ended February 28, 2025, if any, are listed below:
	Front End (%)	CDSC (%)	Amount ($)
Class A	5.75	0.50 - 1.00 (a)	37,785
Class C	—	1.00 (b)	463

(a)
This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.

(b)	This charge applies to redemptions within 12 months after purchase, with certain limited exceptions.
The Fund’s other share classes are not subject to sales charges.

Columbia Convertible Securities Fund  | 2025

Notes to Financial Statements (continued)
February 28, 2025
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
	July 1, 2024 through June 30, 2025 (%)	Prior to July 1, 2024 (%)
Class A	1.08	1.08
Class C	1.83	1.83
Institutional Class	0.83	0.83
Institutional 2 Class	0.79	0.78
Institutional 3 Class	0.74	0.73
Class S	0.83	—
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. In addition to the contractual agreement, the Investment Manager and certain of its affiliates have voluntarily agreed to waive fees and/or reimburse Fund expenses (excluding certain fees and expenses described above) so that Fund level expenses (expenses directly attributable to the Fund and not to a specific share class) are waived proportionately across all share classes. This arrangement may be revised or discontinued at any time. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At February 28, 2025, these differences were primarily due to differing treatment for deferral/reversal of wash sale losses, investments in certain convertible securities, deemed distributions, defaulted securities/troubled debt, capital loss carryforwards, trustees’ deferred compensation and principal and/or interest from fixed income securities.  To the extent these differences were permanent, reclassifications were made among the components of the Fund’s net assets. Temporary differences do not require reclassifications.
The following reclassifications were made:
Undistributed net investment income ($)	Accumulated net realized (loss) ($)	Paid in capital ($)
2,170,926	(2,170,926)	—
Net investment income (loss) and net realized gains (losses), as disclosed in the Statement of Operations, and net assets were not affected by this reclassification.
Columbia Convertible Securities Fund  | 2025

Notes to Financial Statements (continued)
February 28, 2025
The tax character of distributions paid during the years indicated was as follows:
Year Ended February 28, 2025			Year Ended February 29, 2024
Ordinary income ($)	Long-term capital gains ($)	Total ($)	Ordinary income ($)	Long-term capital gains ($)	Total ($)
27,024,053	—	27,024,053	39,810,724	—	39,810,724
Short-term capital gain distributions, if any, are considered ordinary income distributions for tax purposes.
At February 28, 2025, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income ($)	Undistributed long-term capital gains ($)	Capital loss carryforwards ($)	Net unrealized appreciation ($)
4,005,812	—	(39,877,530)	12,255,069
At February 28, 2025, the cost of all investments for federal income tax purposes along with the aggregate gross unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
1,143,388,951	73,738,500	(61,483,431)	12,255,069
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
The following capital loss carryforwards, determined at February 28, 2025, may be available to reduce future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code. In addition, for the year ended February 28, 2025, capital loss carryforwards utilized, if any, were as follows:
No expiration short-term ($)	No expiration long-term ($)	Total ($)	Utilized ($)
(1,376)	(39,876,154)	(39,877,530)	82,654,180
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $1,281,557,830 and $1,575,790,497, respectively, for the year ended February 28, 2025. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. The Securities and Exchange Commission has adopted amendments to money market fund rules requiring institutional prime money market funds like the Affiliated MMF to be subject to a discretionary liquidity fee of up to 2% if the imposition of such a fee is determined to be in the best interest of the Affiliated MMF and to a mandatory liquidity fee if daily net redemptions exceed 5% of net assets.

Columbia Convertible Securities Fund  | 2025

Notes to Financial Statements (continued)
February 28, 2025
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund’s activity in the Interfund Program during the year ended February 28, 2025 was as follows:
Borrower or lender	Average loan balance ($)	Weighted average interest rate (%)	Number of days with outstanding loans
Lender	1,383,333	5.04	6
Interest income earned by the Fund is recorded as Interfund lending in the Statement of Operations. The Fund had no outstanding interfund loans at February 28, 2025.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 24, 2024 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $900 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 24, 2024 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $900 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case.
The Fund had no borrowings during the year ended February 28, 2025.
Note 9. Significant risks
Convertible securities risk
Convertible securities are subject to the usual risks associated with debt instruments, such as interest rate risk and credit risk. Convertible securities also react to changes in the value of the common stock into which they convert, and are thus subject to market risk. The Fund may also be forced to convert a convertible security at an inopportune time, which may decrease the Fund’s return.
Credit risk
Credit risk is the risk that the value of debt instruments in the Fund’s portfolio may decline because the issuer defaults or otherwise becomes unable or unwilling, or is perceived to be unable or unwilling, to honor its financial obligations, such as making payments to the Fund when due. Credit rating agencies assign credit ratings to certain debt instruments to indicate their credit risk. Lower-rated or unrated debt instruments held by the Fund may present increased credit risk as compared to higher-rated debt instruments.
Columbia Convertible Securities Fund  | 2025

Notes to Financial Statements (continued)
February 28, 2025
Interest rate risk
Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if interest rates rise, the values of debt instruments tend to fall, and if interest rates fall, the values of debt instruments tend to rise. Changes in the value of a debt instrument usually will not affect the amount of income the Fund receives from it but will generally affect the value of your investment in the Fund. Changes in interest rates may also affect the liquidity of the Fund’s investments in debt instruments. In general, the longer the maturity or duration of a debt instrument, the greater its sensitivity to changes in interest rates. For example, a three-year duration means a bond is expected to decrease in value by 3% if interest rates rise 1% and increase in value by 3% if interest rates fall 1%. Interest rate declines also may increase prepayments of debt obligations, which, in turn, would increase prepayment risk. The Fund is subject to the risk that the income generated by its investments may not keep pace with inflation. Actions by governments and central banking authorities can result in increases or decreases in interest rates. Higher periods of inflation could lead such authorities to raise interest rates.  Such actions may negatively affect the value of debt instruments held by the Fund, resulting in a negative impact on the Fund’s performance and NAV. Any interest rate increases could cause the value of the Fund’s investments in debt instruments to decrease.  Rising interest rates may prompt redemptions from the Fund, which may force the Fund to sell investments at a time when it is not advantageous to do so, which could result in losses.
Liquidity risk
Liquidity risk is the risk associated with any event, circumstance, or characteristic of an investment or market that negatively impacts the Fund’s ability to sell, or realize the proceeds from the sale of, an investment at a desirable time or price. Liquidity risk may arise because of, for example, a lack of marketability of the investment, which means that when seeking to sell its portfolio investments, the Fund could find that selling is more difficult than anticipated, especially during times of high market volatility. Market participants attempting to sell the same or a similar instrument at the same time as the Fund could exacerbate the Fund’s exposure to liquidity risk. The Fund may have to accept a lower selling price for the holding, sell other liquid or more liquid investments that it might otherwise prefer to hold (thereby increasing the proportion of the Fund’s investments in less liquid or illiquid securities), or forego another more appealing investment opportunity. The liquidity of Fund investments may change significantly over time and certain investments that were liquid when purchased by the Fund may later become illiquid, particularly in times of overall economic distress. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may also adversely affect the liquidity and the price of the Fund’s investments. Judgment plays a larger role in valuing illiquid or less liquid investments as compared to valuing liquid or more liquid investments. Price volatility may be higher for illiquid or less liquid investments as a result of, for example, the relatively less frequent pricing of such securities (as compared to liquid or more liquid investments). Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. Overall market liquidity and other factors can lead to an increase in redemptions, which may negatively impact Fund performance and NAV, including, for example, if the Fund is forced to sell investments in a down market.
Market risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund’s ability to price or value hard-to-value assets in thinly traded and closed markets and could cause significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.

Columbia Convertible Securities Fund  | 2025

Notes to Financial Statements (continued)
February 28, 2025
Shareholder concentration risk
At February 28, 2025, affiliated shareholders of record owned 26.3% of the outstanding shares of the Fund in one or more accounts. Fund shares sold to or redeemed by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved, in the normal course of business, in legal proceedings that include regulatory inquiries, arbitration and litigation (including class actions) concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, it is inherently difficult to determine whether any loss is probable or even reasonably possible, or to reasonably estimate the amount of any loss that may result from such matters. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief, and may lead to further claims, examinations, adverse publicity or reputational damage, each of which could have a material adverse effect on the consolidated financial condition or results of operations or financial condition of Ameriprise Financial or one or more of its affiliates that provide services to the Fund.
Columbia Convertible Securities Fund  | 2025

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Columbia Funds Series Trust and Shareholders of Columbia Convertible Securities Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Columbia Convertible Securities Fund (one of the funds constituting Columbia Funds Series Trust, referred to hereafter as the "Fund") as of February 28, 2025, the related statement of operations for the year ended February 28, 2025, the statement of changes in net assets for each of the two years in the period ended February 28, 2025, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of February 28, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended February 28, 2025 and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of February 28, 2025 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Minneapolis, Minnesota
April 22, 2025
We have served as the auditor of one or more investment companies within the Columbia Funds Complex since 1977.

Columbia Convertible Securities Fund  | 2025

 Federal Income Tax Information
(Unaudited)
The Fund hereby designates the following tax attributes for the fiscal year ended February 28, 2025. Shareholders will be notified in early 2026 of the amounts for use in preparing 2025 income tax returns.
Qualified dividend income	Dividends received deduction
25.04%	24.34%
Qualified dividend income. For taxable, non-corporate shareholders, the percentage of ordinary income distributed during the fiscal year that represents qualified dividend income subject to reduced tax rates.
Dividends received deduction. The percentage of ordinary income distributed during the fiscal year that qualifies for the corporate dividends received deduction.
Columbia Convertible Securities Fund  | 2025

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Columbia Convertible Securities Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
ANN134_02_R01_(04/25)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The fees and expenses of the independent trustees are included in "Compensation of board members" and "Deferred compensation of board members" on each Fund's Statement of Operations as part of the Registrant's financial statements filed under Item 7 of this Form N-CSR.  Additionally, the compensation paid by the Trust to the Chief Compliance Officer is included in "Compensation of chief compliance officer" on each Fund's Statement of Operations as part of the Registrant's financial statements filed under Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors implemented since the registrant last provided disclosure as to such procedures in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K or Item 15 of Form N-CSR.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b) There was no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR attached hereto as Exhibit 99.CODE ETH.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust

By (Signature and Title)	/s/ Daniel J. Beckman
Daniel J. Beckman, President and Principal Executive Officer

Date	April 22, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Daniel J. Beckman
Daniel J. Beckman, President and Principal Executive Officer

Date	April 22, 2025

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Chief Financial Officer,
Principal Financial Officer and Senior Vice President

Date	April 22, 2025

By (Signature and Title)	/s/ Charles H. Chiesa
Charles H. Chiesa, Treasurer, Chief Accounting
Officer and Principal Financial Officer

Date	April 22, 2025